Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 47	€ 97
Cost of sales	(11)	(10)
Gross profit	36	87
Research and development expenses	(144,558)	(90,345)		€ (38,136)
General and administrative expenses	(239,093)	(35,406)		(15,437)
Selling Expenses	(17,189)	(15,272)		(4,645)
Other income	2,274	2,346		76
Other expenses	(2,036)	(130)		(58)
Operating loss	(400,566)	(138,720)		(58,200)
Finance income	11,288	80		518
Finance expenses	(20,201)	(49,741)		(5,736)
Financial result	(8,913)	(49,661)		(5,218)
Share of loss in an associated company	(848)
Loss before income tax	(410,327)	(188,381)		(63,418)
Income tax expense	(709)	(46)		(61)
Net loss for the year	(411,036)	(188,427)	[1]	(63,479)	[1]
Other comprehensive income (loss)
Other comprehensive income that may be reclassified to profit or loss	44	36		3
Exchange differences on translation of foreign business units	44	36		3
Items that will not be subsequently reclassified to profit or loss	162	(44)		(114)
Remeasurement of defined pension benefit obligation	162	(44)		(114)
Other comprehensive income / (loss)	206	(8)		(111)
Total consolidated comprehensive loss for the year	€ (410,830)	€ (188,435)		€ (63,590)
Loss per share basic	€ (1.91)	€ (0.97)		€ (0.38)
Loss per share diluted	€ (1.79)	€ (0.97)		€ (0.38)

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.